Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged

(in thousands of $)	December 31, 2024	December 31, 2023

Book value of vessels secured against long-term debt	852,979	428,617
Book value of newbuildings secured against long-term debt	—	132,646
Total	852,979	561,263